Business combination (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 02, 2021	Aug. 10, 2021
Consideration transferred
Accounts payable for business combination (note 18)	R$ 85,726		R$ 133,573
Accounts payable	48,817
Retained amount	30,000
Other	6,909
CI&T Brazil | Dextra Group
Consideration transferred
Cash	700,938	R$ 50,938	R$ 650,000
Accounts payable for business combination (note 18)	82,635
Accounts payable	45,726
Retained amount	30,000
Other	6,909
Total consideration transferred	R$ 783,573